Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Per Share Amounts

The following tables reconcile the net earnings (loss) and weighted average shares outstanding used in computing basic and diluted earnings (loss) per share:

	2020	2019
Net earnings (loss) – basic and diluted	$(120,138)	$6,618

(Stated in thousands)	2020	2019
Weighted average shares outstanding – basic	13,722	14,539
Effect of share options and other equity compensation plans	—	320
Weighted average shares outstanding – diluted	13,722	14,859